Significant Accounting Policies - Property, Plant and Equipment ("PP&E") - Additional Information (Details) - Software (Development in Process) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 2,272,560	$ 2,794,221	$ 1,114,166
Capitalized costs placed into service	$ 2,411,278	$ 534,931